Derivatives - Schedule of the Group’s Open Positions (Details)	Dec. 31, 2023 USD ($)
Schedule of the Group’s Open Positions [Line Items]
Fair Value of Asset	$ 1,801,095
Fair Value of Liability	(3,009,166)
Net Amount	(1,208,071)
OTC stock option contracts [Member]
Schedule of the Group’s Open Positions [Line Items]
Fair Value of Asset	1,801,095
Fair Value of Liability	(3,009,166)
Net Amount	$ (1,208,071)